UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22252

Name of Fund: BlackRock Fixed Income Value Opportunities

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Fixed Income Value Opportunities, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2013

Date of reporting period: 03/31/2013

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2013 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

Countrywide Asset-Backed Certificates:
Series 2005-17, Class 1AF2, 5.32%, 5/25/36 (a)	USD	1,178	$1,179,017
Series 2006-11, Class 1AF2, 5.36%, 9/25/46 (a)		1,454	1,566,508
Series 2006-13, Class 1AF2, 5.88%, 1/25/37		129	140,267
Series 2007-BC2, Class 2A2 0.38%, 6/25/37 (a)		1,064	1,037,588
Series 2007-4, Class A1A, 0.32%, 4/25/47 (a)		78	77,907
Series 2007-12, Class 2A1, 0.55%, 8/25/47 (a)		519	515,111
DT Auto Owner Trust, Series 2011-3A, Class D, 5.83%, 3/15/18 (b)		1,540	1,599,812
Motor Plc, Series 12A, Class A1C, 1.29%, 2/25/20 (b)		252	252,780
Santander Drive Auto Receivables Trust, Series 2012-1, Class C, 3.78%, 11/15/17		800	837,128
SLC Student Loan Trust, Series 2006-A, Class A4, 0.42%, 1/15/19 (a)		411	410,972
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 0.45%, 11/25/37 (a)		821	793,961

Total Asset-Backed Securities – 4.5%			8,411,051

Common Stocks	Shares

Paper & Forest Products – 0.2%
NewPage Corp.		5,200	442,000

Corporate Bonds	Par (000)

Advertising – 0.2%
Affinion Group, Inc., 7.88%, 12/15/18		442	349,180

Airlines – 1.5%
Continental Airlines, Inc., 6.75%, 9/15/15 (b)		900	942,750
U.S. Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14		656	700,760
Series 2012-1, Class C, 9.13%, 10/01/15		969	1,041,675

			2,685,185

Auto Components – 1.4%
Icahn Enterprises LP:
4.00%, 8/15/13 (a)(b)(c)		1,710	1,714,275
4.00%, 8/15/13 (a)(c)		880	882,200

			2,596,475

Corporate Bonds	Par (000)		Value

Capital Markets – 1.4%
The Goldman Sachs Group, Inc.:
6.00%, 5/01/14	USD	850	$895,949
5.13%, 1/15/15		270	288,459
3.30%, 5/03/15		1,265	1,318,795

			2,503,203

Commercial Banks – 4.0%
BNP Paribas SA, 6.95%, 7/22/13		1,000	1,017,944
CIT Group, Inc., 4.75%, 2/15/15 (b)		1,137	1,191,007
HSBC Bank USA, N.A., 4.63%, 4/01/14		5,000	5,188,750

			7,397,701

Diversified Financial Services – 2.2%
Ally Financial, Inc., 4.50%, 2/11/14		1,600	1,634,000
Ford Motor Credit Co. LLC:
3.88%, 1/15/15		1,185	1,231,886
2.75%, 5/15/15		1,200	1,224,917

			4,090,803

Energy Equipment & Services – 0.3%
Transocean, Inc.:
4.95%, 11/15/15		395	427,384
5.05%, 12/15/16		70	77,777
6.00%, 3/15/18		90	101,934

			607,095

Health Care Providers & Services – 0.6%
HCA, Inc.:
7.88%, 2/15/20		687	759,135
7.25%, 9/15/20		360	398,250

			1,157,385

Insurance – 4.1%
American International Group, Inc., 3.00%, 3/20/15		2,535	2,630,024
Metropolitan Life Global Funding I, 5.13%, 4/10/13 (b)		5,000	5,004,705

			7,634,729

Media – 1.1%
Thomson Reuters Corp., 5.95%, 7/15/13		2,000	2,031,210

Metals & Mining – 0.7%
Xstrata Finance Canada Ltd., 2.85%, 11/10/14 (b)		1,225	1,255,490

Multi-Utilities – 4.3%
Dominion Resources, Inc., 8.88%, 1/15/19		2,000	2,721,794
Potomac Electric Power Co., 4.65%, 4/15/14		5,000	5,210,403

			7,932,197

Oil, Gas & Consumable Fuels – 6.7%
BP Capital Markets Plc, 5.25%, 11/07/13		7,000	7,195,419
Enbridge Energy Partners LP, 9.88%, 3/01/19		3,000	4,092,855
Petrohawk Energy Corp., 10.50%, 8/01/14		1,015	1,073,297

			12,361,571

Paper & Forest Products – 0.0%
NewPage Corp., 11.38%, 12/31/14 (d)		1,201	–

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	EUR	Euro	GO	General Obligation Bonds
	FKA	Formerly Known As	USD	US Dollar
	GBP	British Pound

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2013	1

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Road & Rail – 0.7%
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.13%, 5/11/15 (b)	USD	1,291	$1,335,781

Textiles, Apparel & Luxury Goods – 0.8%
PVH Corp., 7.38%, 5/15/20		1,360	1,516,400

Wireless Telecommunication Services – 0.6%
Cricket Communications, Inc., 7.75%, 5/15/16		1,000	1,043,750

Total Corporate Bonds – 30.6%			56,498,155

Floating Rate Loan Interests (a)

Commercial Services & Supplies – 0.5%
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/15/18		965	974,363

Diversified Consumer Services – 0.6%
Coinmach Service Corp.:
Delayed Draw Term Loan, 3.21%, 11/14/14		720	710,328
Term Loan, 3.21%, 11/14/14		479	472,156

			1,182,484

Diversified Telecommunication Services – 1.0%
Level 3 Financing, Inc.:
Tranche B 2016 Term Loan, 4.75%, 2/01/16		990	1,002,816
Tranche B 2019 Term Loan, 5.25%, 8/01/19		815	825,391

			1,828,207

Food & Staples Retailing – 0.8%
AB Acquisitions UK Topco 2 Ltd (FKA Alliance Boots), Facility B1, 3.49%, 7/09/15	GBP	1,000	1,499,480

Health Care Providers & Services – 0.1%
CHS/Community Health Systems, Inc., Extended Term Loan, 3.79%, 1/25/17	USD	152	153,299

Hotels, Restaurants & Leisure – 0.2%
SeaWorld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term B Loan, 4.00%, 8/17/17		446	447,374

Media – 0.6%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		960	729,773
Charter Communications Operating, LLC, Term C Loan, 3.46%, 9/06/16		78	78,104
UPC Financing Partnership, Facility U, 4.11%, 12/31/17	EUR	271	347,355

			1,155,232

Real Estate Investment Trusts (REITs) – 0.1%
iStar Financial, Inc., Loan, 4.50%, 10/15/17	USD	139	139,806

Real Estate Management & Development – 0.1%
Realogy Corp., Non-Extended Synthetic Commitment,, 0.05%-3.15%, 10/10/13		97	97,315

Total Floating Rate Loan Interests – 4.0%			7,477,560

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations – 19.4%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 5.59%, 3/25/37 (a)	USD	431	$424,595
Banc of America Funding Corp.:
Series 2004-B, Class 5A1, 3.18%, 11/20/34 (a)		2,648	2,451,399
Series 2006-E, Class 2A1, 3.14%, 6/20/36 (a)		2,657	2,177,663
BCAP LLC Trust, Series 2010-RR11, Class 4A1, 5.20%, 3/27/47 (a)(b)		1,595	1,487,697
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 2A1, 2.62%, 8/25/35 (a)		9,431	7,015,131
Bear Stearns Alt-A Trust, Series 2005-4, Class 21A1, 2.83%, 5/25/35 (a)		4,313	3,157,544
Chase Mortgage Finance Corp., Series 2005-A1, Class 2A1, 2.91%, 12/25/35 (a)		5,437	5,023,647
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A3, 5.25%, 6/25/35		1,720	1,545,128
Series 2005-23CB, Class A15, 5.50%, 7/25/35		1,670	1,615,260
Series 2005-86CB, Class A8, 5.50%, 2/25/36		2,778	2,515,824
Series 2006-24CB, Class A23, 6.00%, 6/25/36		1,715	1,433,059
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-17, Class 1A1, 6.00%, 10/25/37		2,437	2,327,597
Impac CMB Trust, Series 2004-7, Class 1A1, 0.94%, 11/25/34 (a)		634	608,822
JPMorgan Alternative Loan Trust, Series 2006-S1, Class 3A2, 0.47%, 3/25/36 (a)		1,461	1,187,758
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2, 5.50%, 3/25/22		1,149	1,142,598
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2, 2.61%, 9/25/36 (a)		1,939	1,735,630

			35,849,352

Commercial Mortgage-Backed Securities – 38.3%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class A2, 5.59%, 6/10/49 (a)		495	494,399
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class ASB, 5.70%, 12/10/49 (a)		4,121	4,462,035
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class ASB, 5.28%, 12/11/49		7,271	7,588,247
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class AAB, 5.80%, 12/10/49 (a)		8,609	9,189,201
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2, 5.38%, 3/10/39		403	414,972
GS Mortgage Securities Corp. II, Series 2006-GG6, Class AAB, 5.59%, 4/10/38 (a)		3,494	3,681,264
GS Mortgage Securities Trust, Series 2006-GG6, Class A2, 5.51%, 4/10/38 (a)		2,426	2,512,872

2	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2013

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2006-CB15, Class ASB, 5.79%, 6/12/43 (a)	USD	5,972	$6,341,611
Series 2007-CB18, Class A4, 5.44%, 6/12/47		3,700	4,197,021
Series 2007-LD11, Class A2, 5.80%, 6/15/49 (a)		3,767	3,882,245
Series 2007-LD11, Class ASB, 5.81%, 6/15/49 (a)		6,048	6,590,657
LB-UBS Commercial Mortgage Trust:
Series 2006-C7, Class A2, 5.30%, 11/15/38		1,572	1,643,112
Series 2007-C1, Class AAB, 5.40%, 2/15/40		3,962	4,139,199
Morgan Stanley Capital I, Inc.:
Series 2007-IQ14, Class AAB, 5.65%, 4/15/49 (a)		8,340	8,958,566
Series 2007-IQ15, Class A4, 5.89%, 6/11/49 (a)		4,950	5,750,826
Windermere Plc, Series XI-X, Class A, 0.76%, 4/24/17 (a)		675	984,304

			70,830,531

Total Non-Agency Mortgage-Backed Securities – 57.7%			106,679,883

Taxable Municipal Bonds – 2.0%	Par (000)		Value

State of California Various Purposes GO, 5.65%, 4/01/39 (a)	USD	3,625	$3,638,267

U.S. Treasury Obligations – 0.2%

U.S. Treasury Notes, 0.38%, 4/15/15		275	275,602

Warrants	Shares

Media – 0.0%
HMH Holdings (Education Media)		686	–

Total Long-Term Investments (Cost – $155,963,386) – 99.2%			183,422,518

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (e)(f)		1,018,360	1,018,360

Total Short-Term Securities (Cost – $1,018,360) – 0.5%			1,018,360

Total Investments (Cost – $156,981,746*) – 99.7%			184,440,878
Other Assets Less Liabilities – 0.3%			500,924

Net Assets – 100.0%			$184,941,802

Notes to Schedule of Investments

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$164,829,414

Gross unrealized appreciation	$21,108,858
Gross unrealized depreciation	(1,497,394)

Net unrealized appreciation	$19,611,464

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Convertible security.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Investments in issuers considered to be an affiliate of the Trust during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at March 31, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	34,901,633	(33,883,273)	1,018,360	$10,169

(f)	Represents the current yield as of report date.

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2013	3

Schedule of Investments (continued)

—

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—	Foreign currency exchange contracts as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ Depreciation

USD	2,418,899	GBP	1,510,000	Goldman Sachs Group, Inc.	4/17/13	$124,775
USD	151,164	GBP	100,000	JPMorgan Chase & Co.	4/17/13	(765)
USD	439,725	EUR	330,000	Citibank, N.A.	4/23/13	16,643

Total						$140,653

—	Credit default swaps - buy protection outstanding as of March 31, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation

R.R. Donnelley & Sons Co.	1.00%	Citigroup, Inc.	9/20/14	USD	1,000	$(98,418)

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$8,411,051	–	$8,411,051
Common Stocks	$442,000	–	–	442,000
Corporate Bonds.	–	56,498,155	–	56,498,155
Floating Rate Loan Interests	–	7,477,560	–	7,477,560
Non-Agency Mortgage-Backed Securities	–	105,192,186	$1,487,697	106,679,883
Taxable Municipal Bonds	–	3,638,267	–	3,638,267
U.S. Treasury Obligations	–	275,602	–	275,602
Short-Term Securities	$1,018,360	–	–	1,018,360

Total	$1,460,360	$181,492,821	$1,487,697	$184,440,878

4	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2013

Schedule of Investments (concluded)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$141,418	–	$141,418
Liabilities:
Credit contracts	–	(98,418)	–	(98,418)
Foreign currency exchange contracts	–	(765)	–	(765)

Total	–	$42,235	–	$42,235

[1]

Derivative financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency at value	$30,162	–	–	$30,162
Liabilities:
Bank overdraft	–	$(9,649)	–	(9,649)

Total	$30,162	$(9,649)	–	$20,513

There were no transfers between Level 1 and Level 2 for the period ended March 31, 2013.

Certain of the Trust’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the third party information inputs could result in a significantly lower or higher value in such Level 3 investments.

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2013	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Fixed Income Value Opportunities

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Fixed Income Value Opportunities

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Fixed Income Value Opportunities

Date: May 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Fixed Income Value Opportunities

Date: May 24, 2013